PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details)		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-based compensation disclosures
Number of options granted under share incentive plan		12,332,490	17,311,708	15,404,097
Number of option outstanding under share incentive plans (in shares)		84,592,976	77,474,702	66,081,119	57,583,856
Share subdivision ratio	8
Share based payment award number of common stock issuable on vesting of outstanding stock option ratio	1
Share based payment award number of common stock issuable on vesting of outstanding restricted stock ratio	1
Share based payment award stock options subdivision conversion ratio	8
Share Based Payment Award Restricted Stock Shares Subdivision Conversion Ratio	8
Before Share Subdivision
Share-based compensation disclosures
Ratio of ADSs to ordinary shares	1
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period		4 years	4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees | After Share Subdivision
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		13,150,932	14,256,667
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Restricted stock units outstanding (in shares)		0	0
Global Incentive Plan | Stock options | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan		12,332,490	17,311,708	15,404,097
Number of option outstanding under share incentive plans (in shares)		71,442,044	63,218,035
Global Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan		0	255,000	255,004
Restricted stock units outstanding (in shares)		553,688	751,506